SHARE-BASED COMPENSATION - (Details) - shares	Feb. 14, 2021	Jan. 21, 2019	Sep. 04, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted		15,000,000	30,000,000
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled		15,000,000	6,200,000
Restricted shares | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	33,090,000
Performance based Restricted Shares | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	400
Number of consecutive trading days for minimum capitalization	10 days
Time based Restricted Shares | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	500
Lock in period	24 months
Number of consecutive trading days for minimum capitalization	10 days